Consolidated Statement Of Operations (Parenthetical) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Operating expenses
Selling, general and administrative, charges from affiliates	$ 82	$ 86	$ 85